Related Parties Transactions and Balances	12 Months Ended
Dec. 31, 2025
Related Parties Transactions and Balances [Abstract]
RELATED PARTIES TRANSACTIONS AND BALANCES

11. RELATED PARTIES TRANSACTIONS AND BALANCES

The table below shows the major related parties and their relationships with the Company as of December 31, 2023, 2024 and 2025:

Name of related parties	Relationship with the Company
Mr. Jianfei Zhang	Controlling shareholder and CEO of the Company

Balances with related parties

As of December 31, 2024 and 2025, the balances with related parties were as follows:

	As of
	December 31, 2024	December 31, 2025
Advance to related parties
Mr. Jianfei Zhang(a)	$50,000	$16,203

(a)	The Company advanced fund to Mr. Jianfei Zhang, our CEO, to serve as the petty cash fund for business-related expenses, such as business trips and other costs associated with supporting our business expansion. All payments had been received as of the date of this annual report.